Provisions and other non-current liabilities (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product liability, government investigations, other legal matters provisions [roll forward]
Product liabilities government investigations other legal matters provisions at beginning of period	$ 487	$ 1,369	$ 340
Provisions related to discontinued operations			(42)
Impact of business combinations		11	10
Cash payments	(292)	(1,863)	(116)
Releases	(44)	(31)	(52)
Additions	251	1,018	1,230
Currency translation effects	(5)	(17)	(1)
Product liabilities government investigations other legal matters provisions at end of period	397	487	1,369
Less current provision	(56)	(306)	(1,169)
Non-current product liabilities, governmental investigations and other legal matters provisions at end of period	$ 341	$ 181	$ 200